INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible assets consist of:
Accumulated amortization		$ (188)	$ (70)
Total licenses net		1,497
Total intangible assets, net	$ 10,277	1,497	$ 611
License [Member]
Intangible assets consist of:
Licenses	1,685	1,685
Accumulated amortization	(220)	(188)
Total licenses net	1,465	1,497
Acquisition Diogenix (Preliminary IPRD) [Member]
Intangible assets consist of:
Total licenses net	$ 8,812	$ 0